UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter  Ended: March 31, 2010
                                                 -----------------

 Check here if Amendment |_|; Amendment Number:
                                               -----------

 This Amendment (Check only one.): |_|  is a restatement.
                                   |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:      First Q Capital, LLC
            -------------------------------------------------
 Address:   888 San Clemente Drive, Suite 180
            -------------------------------------------------
            Newport Beach, California 92660
            -------------------------------------------------

 Form 13F File Number:  28-12239
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:        Joseph S. Schuchert III
              -----------------------------------------------
 Title:       Managing Director
              -----------------------------------------------
 Phone:       (949) 720-3000
              -----------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joseph S. Schuchert III      Newport Beach, California      May 12, 2010
---------------------------      -------------------------    -----------------
        [Signature]                    [City, State]               [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

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

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                       ---------------------

Form 13F Information Table Entry Total:        62
                                       ---------------------

Form 13F Information Table Value Total:        $171,345
                                       ---------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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

                           FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2     COLUMN 3   COLUMN4              COLUMN5      COLUMN6    COLUMN7       COLUMN8
------------------------------------------------------------------------------------------------------------------------------------
                                                          VALUE     SHRS OR   SH/  PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
         NAME OF ISSUER       TITLE OF CLASS   CUSIP     (X$1000)   PRN AMT   PRN  CALL   DISCRETION   MGRS     SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Aercap Holdings                     SHS       N00985106     401     34,829     SH             YES      NONE     34,829
AGA Medical Holdings Inc            Com       008368102     411     25,300     SH             YES      NONE     25,300
Allegiant Travel Co                 Com       01748X102     390      6,744     SH             YES      NONE      6,744
Allied World Assurance              SHS       G0219G203     175      3,899     SH             YES      NONE      3,899
American Reprographics              Com       029263100    6407    714,299     SH             YES      NONE    714,299
Avago Technologies Ltd              SHS       Y0486S104     401     19,500     SH             YES      NONE     19,500
Brookdale Senior Living             Com       112463104     386     18,534     SH             YES      NONE     18,534
Burger King Holdings                Com       121208201     398     18,715     SH             YES      NONE     18,715
CB Richard Ellis Group             CL A       12497T101    17709 1,117,267     SH             YES      NONE  1,117,267
Celanese Corp                    Com Ser A    150870103    4890    153,537     SH             YES      NONE    153,537
China Nepstar                  Sponsored ADR  16943C109     240     33,108     SH             YES      NONE     33,108
Cinemark Holdings                   Com       17243V102     394     21,503     SH             YES      NONE     21,503
Cobalt International Energy         Com       19075F106     393     28,900     SH             YES      NONE     28,900
Dice Holdings                       Com       253017107     405     53,253     SH             YES      NONE     53,253
Dollar General Corp                 Com       256677105    3993    158,129     SH             YES      NONE    158,129
Dresser-Rand Group                  Com       261608103    13323   424,023     SH             YES      NONE    424,023
Dyncorp Int.                      Class A     26817C101    7390    643,161     SH             YES      NONE    643,161
Emdeon Inc                        Class A     29084T104     388     23,500     SH             YES      NONE     23,500
Energy Solutions                    Com       292756202    10467 1,627,871     SH             YES      NONE  1,627,871
Eurand NV                           SHS       N31010106     280     24,825     SH             YES      NONE     24,825
Flagstone Reinsurance Hldg.         SHS       G3529T105     256     22,333     SH             YES      NONE     22,333
Genco Shipping & Trading Ltd        SHS       Y2685T107     382     18,105     SH             YES      NONE     18,105
Generac Holdings Inc                Com       368736104     381     27,200     SH             YES      NONE     27,200
Genpact Ltd                         SHS       G3922B107     391     23,299     SH             YES      NONE     23,299
Graham Packaging Co                 Com       384701108     30       2,427     SH             YES      NONE      2,427
GT Solar International              Com       3623E0209     388     74,234     SH             YES      NONE     74,234
HHGregg Inc                         Com       42833L108     331     13,119     SH             YES      NONE     13,119
Innophos Holdings Inc               Com       45774N108    2695     96,600     SH             YES      NONE     96,600
Interline Brands Inc                Com       458743101     388     20,272     SH             YES      NONE     20,272
IPG Photonics                       Com       44980X109     272     18,409     SH             YES      NONE     18,409
J Crew Group                        Com       46612H402     389      8,478     SH             YES      NONE      8,478
KAR Auction Services Inc            Com       48238T109     386     25,600     SH             YES      NONE     25,600
Kinetic Concepts Inc                Com       49460W208    11771   246,200     SH  CALL       YES      NONE    246,200
Kraton Performance Polymers         Com       50077C106     391     21,900     SH             YES      NONE     21,900
LEAP Wireless International Inc     Com       521863308    3619    221,211     SH             YES      NONE    221,211
Lululemon Athletica Inc             Com       550021109     393      9,484     SH             YES      NONE      9,484
Maidenform Brands Inc.              Com       560305104    2328    106,525     SH             YES      NONE    106,525
Medassets Inc                       Com       584045108     398     18,941     SH             YES      NONE     18,941
Mercadolibre                        Com       58733R102     395      8,194     SH             YES      NONE      8,194
Ntelos Holdings Corp                Com       67020Q107    11536   648,296     SH             YES      NONE    648,296
Orbitz Worldwide                    Com       68557K109    4364    613,800     SH             YES      NONE    613,800
Pike Electric Corp                  Com       721283109    3744    401,730     SH             YES      NONE    401,730
Prestige Brands Hldg Inc            Com       74112D101     390     43,344     SH             YES      NONE     43,344
Railamerica Inc                     Com       750753402     271     23,000     SH             YES      NONE     23,000
Riskmetrics Group Inc               Com       767735103     395     17,453     SH             YES      NONE     17,453
Rockwood Hldg                       Com       774415103     396     14,870     SH             YES      NONE     14,870
Rue21 Inc                           Com       781295100     395     11,400     SH             YES      NONE     11,400
Seagate Technology                  SHS       G7945J104    12736   697,482     SH             YES      NONE    697,482
Select Medical Holdings Corp        Com       81619Q105     193     22,809     SH             YES      NONE     22,809
Sensata Technologies Hldg           SHS       N7902X106     392     21,800     SH             YES      NONE     21,800
Solera Hldg                         Com       83421A104    5744    148,618     SH             YES      NONE    148,618
STR Holdings Inc                    Com       78478V100     397     16,900     SH             YES      NONE     16,900
Team Health Holdings Inc            Com       87817A107     388     23,100     SH             YES      NONE     23,100
Transdigm Group Inc                 Com       893641100    5743    108,270     SH             YES      NONE    108,270
Validus Hldg                      Com SHS     G9319H102     393     14,277     SH             YES      NONE     14,277
Verifone Holdings Inc               Com       92342Y109    12185   602,900     SH             YES      NONE    602,900
Verifone Holdings Inc               Com       92342Y109    6063    300,000     SH  CALL       YES      NONE    300,000
Vitamin Shoppe Inc                  Com       92849E101     222      9,900     SH             YES      NONE      9,900
Warner Chilcott                  SHS CL A     G94368100     397     15,562     SH             YES      NONE     15,562
Warner Music Group                  Com       934550104     274     39,632     SH             YES      NONE     39,632
Weight Watchers Intl                Com       948626106    6193    242,560     SH             YES      NONE    242,560
Xyratex                             Com       G98268108    4109    242,700     SH             YES      NONE    242,700

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